Stock-based compensation - Share Based Payment Arrangement (Details) - 2021 Incentive Award Plan	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	620,675
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end	442,789
Option | Executive officers and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	442,789
Vested	0
Forfeited	0
Balance at the end	442,789
Granted (in dollars per share) | $ / shares	$ 25
Balance at the end (in dollars per share) | $ / shares	$ 25